Greene Radovsky Maloney Share & Hennigh LLP
ATTORNEYS AT LAW

A LIMITED LIABILITY PARTNERSHIP
FOUR EMBARCADERO CENTER
SUITE 4000
SAN FRANCISCO, CA 94111-4106
TELEPHONE:  (415) 981-1400
FACSIMILE:  (415) 777-4961

E-MAIL:
asiegman@grmslaw.com

June 29, 2006

VIA EDGAR

Division of Corporation Finance
Securities and Exchange Commission

Re:       S-1 Registration Statement of
GeoPetro Resources Company
(the “Company”)

Dear Commission:

The Company is herewith filing an S-1 Registration Statement. If you should have any questions regarding this filing, or for courtesy paper copies, please feel free to call either Teresa A. Paikeday or myself at (415) 981-1400.

Very truly yours,
/s/ Adam P. Siegman
Adam P. Siegman

Enclosures

cc:           Mr. Stuart J. Doshi
Mr. J. Chris Steinhauser